DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt and capital leases
Debt consisted of the following:

	December 31,
	2015	2014

	(In thousands)
Summit Holdings variable rate senior secured revolving credit facility (2.93% at December 31, 2015 and 2.67% at December 31, 2014) due November 2018	$344,000	$208,000
Summit Holdings 5.50% Senior unsecured notes due August 2022	300,000	300,000
Less unamortized deferred loan costs (1)	(4,139)	(4,773)
Summit Holdings 7.50% Senior unsecured notes due July 2021	300,000	300,000
Less unamortized deferred loan costs (1)	(5,091)	(6,020)
SMP Holdings variable rate senior secured revolving credit facility (2.43% at December 31, 2015 and 2.17% at December 31, 2014) due February 2019 (2)	115,000	35,000
SMP Holdings variable rate senior secured term loan (2.43% at December 31, 2015 and 2.17% at December 31, 2014) due May 2017 (2)	217,500	400,000
Total long-term debt	$1,267,270	$1,232,207
__________
(1)  Issuance costs are being amortized over the life of the notes.
(2) Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after Initial Close.

Schedule of maturities of long-term debt
The aggregate amount of debt maturing during each of the years after December 31, 2015 are as follows:

Debt
(In thousands)
2016	$—
2017 (1)	217,500
2018	344,000
2019 (1)	115,000
2020	—
Thereafter	600,000
Total long-term debt	$1,276,500
__________
(1) Debt was allocated to the 2016 Drop Down Assets prior to the closing of the 2016 Drop Down but was retained by Summit Investments after Initial Close.